Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (20,302)	¥ (6,797)	¥ (5,064)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(62,934)	(142,060)
Investment in short-term investments	(107,878)		(168,198)
Proceeds from redemption of short-term investments			18,826
Net cash used in investing activities	(170,812)	(142,060)	(149,372)
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	88,560	46,632	3,136
Proceeds from issuance of issuance of convertible bonds, net of issuance costs		145,064
Proceeds from regular warrants exercised	25,313
Proceeds from issuance and exercise of pre-funded warrants	30,848
Net cash provided by financing activities	144,721	191,696	3,136
Effect of exchange rate changes on cash and cash equivalents	14,925	(4,319)	11,036
Net increase/(decrease) in cash and cash equivalents	(31,468)	38,520	(140,264)
Cash and cash equivalents at the beginning of the year	61,230	22,710	162,974
Cash and cash equivalents at the end of the year	¥ 29,762	¥ 61,230	¥ 22,710